Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory

Net asset / liability of defined benefit

plans
USD m
Major Swiss plans 31.12.24 31.12.23
1
Defined benefit obligation at the beginning of the year 44,922 22,272
Defined benefit obligation recognized upon the acquisition

of the Credit Suisse Group
15,142
Current service cost 763 567
Interest expense 564 680
Plan participant contributions 446 370
Remeasurements 4,017 4,446
of which: actuarial (gains) / losses due to changes in demographic assumptions
25 76
of which: actuarial (gains) / losses due to changes in financial assumptions
2,723 2,886
of which: experience (gains) / losses
2
1,269 1,484
Past service cost related to plan amendments 0 245
Curtailments (104) (29)
Benefit payments (2,665) (2,309)
Termination benefits 6 21
Foreign currency translation (3,332) 3,516
Defined benefit obligation at the end of the year 44,617 44,922 of which: amounts owed to active members 24,576 24,007
of which: amounts owed to deferred members 0 0
of which: amounts owed to retirees 20,041 20,915
of which: funded plans 44,617 44,922
of which: unfunded plans 0 0
Fair value of plan assets at the beginning of the year 54,404 30,119
Fair value of plan assets recognized upon the acquisition of the Credit Suisse Group 18,914
Return on plan assets excluding interest income 2,596 1,234
Interest income 700 916
Employer contributions

811 690
Plan participant contributions 446 370
Benefit payments (2,665) (2,309)
Administration expenses, taxes and premiums paid (27) (19)
Other movements 0 2
Foreign currency translation (4,024) 4,485
Fair value of plan assets at the end of the year 52,241 54,404
Surplus / (deficit) 7,624 9,482
Asset ceiling effect at the beginning of the year 9,394 7,848
Asset ceiling effect recognized upon the acquisition of

the Credit Suisse Group
3,695
Interest expense on asset ceiling effect 128 225
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
(1,237) (3,336)
Foreign currency translation (688) 963
Asset ceiling effect at the end of the year 7,596 9,394
Net defined benefit asset / (liability) of major Swiss plans 28 88
Other plans
Net defined benefit asset / (liability) of other plans
3
131 205
Total net defined benefit asset / (liability) 159 293
of which: Net defined benefit asset 922 1,088
of which: Net defined benefit liability
4
(763) (795)
1 Including Credit Suisse from 31 May 2023.

2 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous
actuarial assumptions and what has actually occurred.

3 Mainly relates to UK, US and German plans.

4 Refer to Note 19c.

Income statement – expenses related to defined benefit plans
1
USD m For the year ended
Major Swiss plans
31.12.24 31.12.23
2
Current service cost 763 567
Interest expense related to defined benefit obligation 564 680
Interest income related to plan assets (700) (916)
Interest expense on asset ceiling effect 128 225
Administration expenses, taxes and premiums paid 27 19
Past service cost related to plan amendments 0 245
Curtailments (104) (29)
Termination benefits 6 21
Other movements
3
3 (2)
Net periodic expenses recognized in net profit for major Swiss plans 687 811
Other plans
Net periodic expenses recognized in net profit for other plans 44 36
Total net periodic expenses recognized in net profit 731 847
1 Refer to Note 7.

2 Including Credit Suisse from 31 May 2023.

3 Includes differences between actual and estimated performance award accruals.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m For the year ended
Major Swiss plans
31.12.24 31.12.23
1
Remeasurement of defined benefit obligation (4,017) (4,446)
of which: change in discount rate assumption (2,846) (3,278)
of which: change in rate of salary increase assumption (227) (74)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption
349 479
of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (24) (88)
of which: experience gains / (losses)
2
(1,269) (1,484)
Return on plan assets excluding interest income 2,596 1,234
Asset ceiling effect excluding interest expense and foreign currency translation
1,237 3,336
Total gains / (losses) recognized in other comprehensive income for major Swiss plans (184) 124
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
3
(123) (15)
Total gains / (losses) recognized in other comprehensive income
4
(307) 110
1 Including Credit Suisse from 31 May 2023.

2 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous
actuarial assumptions and what has actually occurred.

3 Mainly relates to UK, US and German plans.

4 Refer to the “Statement of comprehensive income”.

Disclosure of maturity analysis of expected benefit payments [text block]

Major Swiss defined benefit plans 31.12.24 31.12.23
Duration of the defined benefit obligation (in years)
1
13.3 13.1
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 2,911 3,056
Benefits expected to be paid between 1 and 3 years 4,812 5,149
Benefits expected to be paid between 3 and 6 years 7,231 7,671
Benefits expected to be paid between 6 and 11 years 11,203 12,080
Benefits expected to be paid between 11 and 16 years 9,621 10,513
Benefits expected to be paid in more than 16 years 30,398 34,221
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.

Disclosure of actuarial assumptions [text block]

Significant actuarial assumptions of

major Swiss defined benefit plans
1
In % 31.12.24 31.12.23
Discount rate 0.92 1.48
Rate of salary increase 2.80 2.36
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings

2.02 2.54
1 Represents weighted average across the UBS and Credit Suisse plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

Sensitivity analysis of significant actuarial

assumptions of major Swiss defined

benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.24 31.12.23
Discount rate
Increase by 50 basis points (2,462) (2,365)
Decrease by 50 basis points 2,790 2,668
Rate of salary increase
Increase by 50 basis points 255 248
Decrease by 50 basis points (256) (246)
Rate of pension increase
Increase by 50 basis points 1,947 1,894
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 374 334
Decrease by 50 basis points (374) (334)
Life expectancy
Increase in longevity by one additional year 1,381 1,315
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0 % as of 31 December 2024 and as of 31 December 2023, a downward change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]

Composition and fair value of Swiss

defined benefit plan assets
31.12.24 31.12.23
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 911 0 911 2 1,205 0 1,205 2
Equity securities

Domestic
0 0 0 0 0 24 24 0

Foreign
0 1,425 1,425 3 0 2,132 2,132 4
Bonds

Domestic, AAA to BBB–
156 0 156 0 100 0 100 0

Foreign, AAA to BBB–
0 0 0 0 51 0 51 0
Real estate / property
Domestic 0 5,967 5,967 11 0 6,195 6,195 11
Foreign 0 1,086 1,086 2 0 1,017 1,017 2
Investment funds
Equity

Domestic 1,300 0 1,300 2 1,376 0 1,376 3
Foreign 8,520 2,072 10,592 20 8,317 2,196 10,513 19
Bonds
1
Domestic, AAA to BBB– 6,921 0 6,921 13 7,952 0 7,952 15
Domestic, below BBB– 9 0 9 0 1 0 1 0
Foreign, AAA to BBB– 12,886 0 12,886 25 13,497 0 13,497 25
Foreign, below BBB– 1,393 0 1,393 3 1,249 0 1,249 2
Real estate
Domestic 1,938 0 1,938 4 1,906 0 1,906 4
Foreign 451 117 568 1 537 79 616 1
Other 1,396 3,383 4,780 9 1,960 3,373 5,333 10
Other investments 475 1,833 2,308 4 667 569 1,236 2
Total fair value of plan assets 36,357 15,884 52,241 100 38,817 15,586 54,404 100
31.12.24 31.12.23
Total fair value of plan assets 52,241 54,404
of which: Investments in UBS instruments
2
Bank accounts at UBS 926 666
UBS debt instruments 238 211
UBS shares 64 72
Securities lent to UBS
3
956 827
Property occupied by UBS 73 108
Derivative financial instruments, counterparty UBS
3
(126) 534
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies

were used, these were

converted to the equivalent

rating in S&P’s

rating classification.

2 Bank accounts at UBS

encompass accounts in the name

of the Swiss pension funds.

The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are presented

gross of any collateral.

Securities lent to UBS

were fully covered by

collateral as of 31

December 2024 and

31 December 2023. Net

of collateral, derivative

financial instruments
amounted to negative USD 70 m as of 31 December 2024 (31 December 2023: negative USD 33 m).

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]

aged 65 aged 45
Swiss mortality table: BVG 2020 G with CMI 2023 projections
1
31.12.24 31.12.23 31.12.24 31.12.23
Life expectancy at age 65 for a male member currently 21.9 21.8 23.5 23.5
Life expectancy at age 65 for a female member currently 23.6 23.5 25.2 25.1
1 In 2023, BVG 2020 G with CMI 2022 projections was used.